Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts Receivable, Net
5.	Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	41,965	173,197	26,543
Allowance for doubtful accounts	(862)	(10,051)	(1,540)

	41,103	163,146	25,003

The movements in the allowance for doubtful accounts were:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	(392)	(862)	(132)
Additional provision charged to expense	(469)	(9,217)	(1,412)
Foreign currency translation	(1)	28	4

Balance at the end of the year	(862)	(10,051)	(1,540)

Subsequent to December 31, 2020, the Group signed payment commitment letters with certain customers and collected RMB74,932 (US$11,484) receivables from these customers. RMB16,242(US$2,489) was included in other non-current assets in the Group’s consolidated balance sheet as of December 31, 2020 for the uncollected balance due beyond December 31, 2021 based on the payment schedule in the aforementioned commitment letters.